UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-09086

Registrant as specified in charter:	TD Asset Management USA Funds Inc.
Address of principal executive offices:	31 West 52nd, New York, NY 10019

Name and address of agent for service:	Mr. David A. Hartman 31 West 52nd, New York, NY 10019

Registrant’s telephone number:	(212) 827-7061

Date of fiscal year end:	October 31, 2007
Date of reporting period:	June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

TDAM MONEY MARKET PORTFOLIO

TDAM U.S. GOVERNMENT PORTFOLIO

TDAM MUNICIPAL PORTFOLIO

TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO

TDAM NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO

TDAM INSTITUTIONAL MONEY MARKET FUND

TDAM INSTITUTIONAL U.S. GOVERNMENT FUND

TDAM SHORT-TERM INVESTMENT FUND

TDAM SHORT-TERM BOND FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period July 1, 2006 through June 30, 2007 with respect to which the registrant was entitled to vote.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	TD Asset Management USA Funds Inc.

Signature:	/s/ David A. Hartman

Name & Title:	David A. Hartman, Chief Executive Officer

Date:	July 30, 2007